Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
It has been the practice of the Committee to make annual equity grants at approximately the same time every year, which occurs shortly after we announce our prior year’s full-year earnings. The Committee does not take into account material non-public information in determining the timing and terms of equity-based awards, except that if we determine that we are in possession of material non-public information on an anticipated grant date, the Committee may delay the grant until a determination is made that we are no longer in possession of material non-public information. In addition, we do not schedule the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2025, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8‑K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	It has been the practice of the Committee to make annual equity grants at approximately the same time every year, which occurs shortly after we announce our prior year’s full-year earnings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material non-public information in determining the timing and terms of equity-based awards, except that if we determine that we are in possession of material non-public information on an anticipated grant date, the Committee may delay the grant until a determination is made that we are no longer in possession of material non-public information. In addition, we do not schedule the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false